Related parties - Collaterals provided by the related parties (Details) - Shinhan Bank Co., Ltd. [Member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 1,515,627	₩ 1,026,797
Logisvalley Shinhan REIT Co., Ltd. | Collateral trust [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	39,600	39,600
Nomura-Rifa Private Real Estate Investment Trust 31 | Collateral trust [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	16,632	16,800
SBC PFV Co., Ltd [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,447,529	960,000
SBC PFV Co., Ltd [Member] | Collateral trust [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,440,000	960,000
SBC PFV Co., Ltd [Member] | Shares [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	7,529	0
Key Management Personnel [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	11,866	10,397
Key Management Personnel [Member] | Properties [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	9,103	6,799
Key Management Personnel [Member] | Deposits and etc [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,783	1,466
Key Management Personnel [Member] | Guarantee [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 980	₩ 2,132